Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity as of December 31, 2025 and 2024, are as follows:

	Legal reserve	Actuarial gain and losses	Additional paid-in capital	Translation result	Revaluation surplus	Total
Balance as of December 31, 2023	$216,948	$(64,816)	$77,106	$(247,668)	$724,281	$705,851
Defined benefit plan	-	4,551	-	-	-	4,551
Revaluation surplus	-	-	-	-	22,974	22,974
Reclassification from disposal of properties and depreciation	-	-	-	-	(28,030)	(28,030)
Total before taxes	-	4,551	-	-	(5,056)	(505)

Tax expense	-	(1,365)	-	-	(6,892)	(8,257)
Total net of taxes	-	3,186	-	-	(11,948)	(8,762)
Balance as of December 31, 2024	$216,948	$(61,630)	$77,106	$(247,668)	$712,333	$697,089

Defined benefit plan	-	52	-	-	-	52
Reclassification from disposal of properties and depreciation	-	-	-	-	(27,567)	(27,567)
Total before taxes	-	52	-	-	(27,567)	(27,515)

Tax expense	-	(15)	-	-	-	(15)
Total net of taxes	-	37	-	-	(27,567)	(27,530)
Balance as of December 31, 2025	$216,948	$(61,593)	$77,106	$(247,668)	$684,766	$669,559